Contingencies	12 Months Ended
Oct. 31, 2022
Disclosure Of Contingencies [Abstract]
Contingencies [Text Block]

19. Contingencies

(a) The Company has agreed to indemnify its directors and officers and certain of its employees in accordance with the Company's by-laws. The Company maintains insurance policies that may provide coverage against certain claims.

(b) The Company has previously reported on the lawsuit filed by Mr. Steven Van Fleet against Micromem, the Company's response to the lawsuit and its counterclaims against Mr. Van Fleet.

On April 29, 2021 the matter was resolved in Micromem's favor when the Court dismissed Mr. Van Fleet's claims and ruled that he was liable to the Company and to MAST on their counterclaims. On June 16, 2021, the Court ruled that Micromem and MAST had established damages totaling $765,579 representing the full amount that had been requested; furthermore, the Court awarded costs and statutory prejudgment interest from May 9, 2017. On June 29, 2021 the Court entered a judgement in favor of Micromem and MAST for a total amount of $1,051,739.

With respect to the Company's efforts to collect on that Judgement, a settlement ("Settlement") was reached during October 2021. Pursuant to the Settlement, the Company received an initial one-time payment and is entitled to additional monthly payments over a period of up to six years. The Company will record those payments as and when they are received. The total amount to be received by the Company if Mr. Van Fleet makes all the required payments under the terms of the Settlement will be less than the amount of the Judgement obtained by the Company, but if Mr. Van Fleet does not comply with the terms of the Settlement, it also provides the Company a means of enforcing a larger judgement against Mr. Van Fleet that is substantially in line with the Judgement. Mr. Van Fleet has made the prescribed monthly payments each month since October 2021.

The Company is now pursuing collection of the judgement award. It will report the rcovery of this contingent asset as funds are received. In the year ended October 31, 2022 the Company has recorded a recovery of $9,040 received in the period as a reduction of legal expenses (year ended October 31, 2021 - $40,000).